Consolidated Statements of Changes in Equity - USD ($)		Class A Ordinary Share	Class B Ordinary Share	Additional paid-in capital	Statutory Reserve	Retained earning	Accumulated other comprehensive (loss) income	Non- controlling interest	Total
Balance at Dec. 31, 2020		$ 1,944	$ 550	$ 22,775,154	$ 801,502	$ 7,339,778	$ 915,213		$ 31,834,141
Balance (in Shares) at Dec. 31, 2020		1,943,543	549,772
Issuance of restricted Class A Ordinary Shares to non-executive directors		$ 2		(2)
Issuance of restricted Class A Ordinary Shares to non-executive directors (in Shares)	[1]	1,800
Share-based compensation expenses				211,823					211,823
Net (loss) income						238,665			238,665
Appropriation of statutory reserve					397,552	(397,552)
Foreign currency translation adjustments							281,793		281,793
Balance at Dec. 31, 2021		$ 1,946	$ 550	22,986,975	1,199,054	7,180,891	1,197,006		32,566,422
Balance (in Shares) at Dec. 31, 2021	[1]	1,945,343	549,772
Issuance of Class A Ordinary Shares in connection with public offering		$ 106		1,850,638					1,850,744
Issuance of Class A Ordinary Shares in connection with public offering (in Shares)	[1]	106,000
Acquisition of subsidiaries								2,978,903	2,978,903
Share-based compensation expenses		$ 2		160,775					160,777
Share-based compensation expenses (in Shares)	[1]	1,800
Net (loss) income						(2,940,891)		118,572	(2,822,319)
Appropriation of statutory reserve					115,963	(115,963)
Foreign currency translation adjustments							(1,708,830)	(6,432)	(1,715,262)
Balance at Dec. 31, 2022		$ 2,054	$ 550	24,998,388	1,315,017	4,124,037	(511,824)	3,091,043	33,019,265
Balance (in Shares) at Dec. 31, 2022	[1]	2,053,143	549,772
Share-based compensation expenses		$ 2		135,545					135,547
Share-based compensation expenses (in Shares)	[1]	1,800
Net (loss) income						(11,335,911)		28,672	(11,307,239)
Appropriation of statutory reserve					56,151	(56,151)
Foreign currency translation adjustments							(721,077)	(88,326)	(809,403)
Balance at Dec. 31, 2023		$ 2,056	$ 550	$ 25,133,933	$ 1,371,168	$ (7,268,025)	$ (1,232,901)	$ 3,031,389	$ 21,038,170
Balance (in Shares) at Dec. 31, 2023	[1]	2,054,943	549,772

[1]	Retrospectively restated for the effect of share consolidation (see Note 17)